Operating Expenses	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Operating Expenses
18.	OPERATING EXPENSES

Operating expenses consists of the following components by nature:

	2019	2018
Raw materials and consumables	$86,407	$11,541
Salaries and employee benefits	36,524	5,532
Contractors	31,819	2,221
Repairs and maintenance	20,195	3,783
Site administration	10,823	997
Royalties	9,451	799

	195,219	24,873
Less: Change in inventories	(36,021)	(5,845)

Total operating expenses	$159,198	$19,028